Statements of Operation (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
General and administrative expenses			$ 601,022
Income(loss) from operations			(587,058)
Other income (expense)
Net loss			$ (4,553,777)
Weighted-average number of common shares outstanding:
Basic and diluted			1,135,193,463
Stage It Corp [Member]
Revenue-net	$ 313,811	$ 895,145	$ 890,846	$ (4,809)
Operating expenses:
General and administrative expenses	212,728	122,032	231,340	51,764
Contractor expenses	259,686	242,963	455,028	1,805
Payroll expense	1,320,436	658,317	1,142,057	41,331
Stock-based compensation	491,265
Legal and professional fees	114,150	36,365	88,411
Total operating expenses	2,398,265	1,059,677	1,916,836	94,900
Income(loss) from operations	(2,084,454)	(164,532)	(1,025,990)	(99,709)
Other income (expense)
Change in derivative liability	(265,182)	(229,467)	(305,956)	(2,099,025)
Interest expense	(464,023)	(223,172)	(297,562)	(257,289)
Other income (expense), net	(729,205)	(452,639)	(603,518)	(2,356,314)
Net loss	$ (2,813,659)	$ (617,171)	$ (1,629,508)	$ (2,456,023)
Basic and diluted earnings (loss) per common share	$ (2.89)	$ (0.63)	$ (1.68)	$ (2.53)
Weighted-average number of common shares outstanding:
Basic and diluted	972,614	972,614